Tax charge - Reconciliation of shareholder effective tax rate (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of effective tax rate
Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 2,272	$ (519)	[2],[3]	$ 3,018
Tax charge attributable to policyholders' returns		(175)	(124)	[2]	(342)
Profit (loss) before tax, attributable to shareholders		2,097	(643)	[2]	2,676
Tax (charge) credit at the expected rate		$ (399)	$ 85		$ (539)
Tax charge at the expected rate, percentage impact on ETR		19.00%	13.00%		20.00%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates		$ 80	$ 61		$ 63
Income not taxable or taxable at concessionary rates, percentage impact on ETR		(4.00%)	9.00%		(2.00%)
Deductions and losses not allowable for tax purposes		$ (136)	$ (196)		$ (92)
Deductions and losses not allowable for tax purposes, percentage impact on ETR		6.00%	(30.00%)		3.00%
Items related to taxation of life insurance businesses		$ 137	$ (129)		$ 177
Items related to taxation of life insurance businesses, percentage impact on ETR		(7.00%)	(20.00%)		(7.00%)
Deferred tax adjustments, including unrecognised tax losses		$ 13	$ (45)		$ (111)
Deferred tax adjustments including unrecognised tax losses, percentage impact on ETR		(1.00%)	(7.00%)		4.00%
Effect of results of joint ventures and associates		$ (38)	$ (32)		$ 80
Effect of results of joint ventures and associates, percentage impact on ETR		2.00%	(5.00%)		(3.00%)
Irrecoverable withholding taxes		$ (63)	$ (55)		$ (60)
Irrecoverable withholding taxes, percentage impact on ETR		3.00%	(9.00%)		2.00%
Other		$ (2)	$ (15)		$ (8)
Other, percentage impact on ETR		1.00%	(2.00%)		1.00%
Total (charge) credit on recurring items		$ (9)	$ (411)		$ 49
Total (charge) credit on recurring items, percentage impact on ETR		0.00%	(64.00%)		(2.00%)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years		$ 42	$ 1		$ (11)
Adjustments to tax charge in relation to prior years, percentage impact on ETR		(2.00%)	0.00%		0.00%
Movements in provisions for open tax matters		$ (15)	$ (40)		$ 47
Movements in provisions for open tax matters, percentage impact on ETR		1.00%	(6.00%)		(2.00%)
Impact of changes in local statutory tax rates					$ 6
Impact of changes in local statutory tax rates, percentage impact on ETR		0.00%	0.00%		0.00%
Adjustments in relation to business disposals and corporate transactions		$ (4)	$ 11		$ (14)
Adjustments in relation to business disposals and corporate transactions, percentage impact on ETR		0.00%	2.00%		1.00%
Total credit (charge) on non-recurring items		$ 23	$ (28)		$ 28
Total credit (charge) on non-recurring items, percentage impact on ETR		(1.00%)	(4.00%)		(1.00%)
Total tax charge attributable to shareholders		$ (385)	$ (354)	[2]	$ (462)
Tax charge attributable to policyholders' returns		(175)	(124)	[2]	(342)
Total tax charge attributable to shareholders' and policyholders' returns		(560)	(478)	[2]	(804)
Adjusted operating profit		2,893	2,722		3,233
Non-operating result		(796)	(3,365)		(557)
Profit (loss) before tax attributable to shareholders' returns		2,097	(643)	[2]	2,676
Tax charge attributable to shareholders' returns analysed into:
Tax charge on adjusted operating profit		(444)	(539)		(548)
Tax credit on non-operating result		59	185		86
Tax charge attributable to shareholders' returns		$ (385)	$ (354)	[2]	$ (462)
Actual tax rate on:
Adjusted operating profit, Including non-recurring tax reconciling items (as a percent)		15.00%	20.00%		17.00%
Adjusted operating profit, excluding non-recurring tax reconciling items (as a percent)		16.00%	18.00%		18.00%
Profit before tax attributable to shareholders' returns (as a percent)		18.00%	(55.00%)		17.00%
Hong Kong
Notes
Applicable tax rate		5.00%

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders.
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.